NOTE 3 - INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 3 - INVESTMENT SECURITIES

The amortized cost and estimated fair market value of securities available-for-sale were as follows:

	December 31, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
U.S. government-sponsored agencies	$3,500,000	$17,050	$0	$3,517,050
U.S. government-sponsored agency MBS	31,729,409	505,292	(8,172)	32,226,529
State and local governments	24,628,519	1,032,038	(192,058)	25,468,499
Residential mortgage-backed securities	8,537,737	26,590	(2,165,712)	6,398,615
	$68,395,665	$1,580,970	($2,365,942)	$67,610,693

	December 31, 2010
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
U.S. government-sponsored agencies	$0	$0	$0	$0
U.S. government-sponsored agency MBS	20,854,514	251,779	(41,020)	21,065,273
State and local governments	30,524,272	876,975	(494,985)	30,906,262
Residential mortgage-backed securities	12,741,679	117,494	(1,781,062)	11,078,111
	$64,120,465	$1,246,248	($2,317,067)	$63,049,646

The amortized cost and estimated fair value of securities at December 31, 2011, by maturity were as follows:

		Estimated
	Amortized	Fair
Amounts Maturing	Cost	Value
Within one year	$2,195,834	$2,211,116
From one through five years	37,610,564	37,313,156
From five through ten years	18,740,854	18,267,120
After ten years	9,848,413	9,819,301
	$68,395,665	$67,610,693

Mortgage-backed securities are allocated according to their expected prepayments rather than their contractual maturities. Certain state and local governments' securities are allocated according to their put date. Fair values of securities are estimated based on financial models or prices paid for similar securities. It is possible interest rates could change considerably resulting in a material change in the estimated fair value of the securities.

Two corporate-issued residential mortgage-backed securities ("MBS") and one government agency MBS were sold while one taxable municipal had a partial call in 2011 resulting in realized gains of $31,953 and total sales proceeds of $2.1 million. The corporate-issued MBS were sold after they were placed on a negative ratings watch by Moody's. The government agency MBS was held at the investment subsidiary and was sold to utilize part of a capital loss carryforward. Four available-for-sale corporate-issued residential MBS were sold in 2010 resulting in realized gains of $68,156 and total sales proceeds of $5.0 million.

At December 31, 2011, thirteen debt securities have unrealized losses with aggregate depreciation of 18.6% from DSB's amortized cost basis. Information pertaining to securities with gross unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous loss position follows:

December 31, 2011	Less Than Twelve Months		Over Twelve Months
	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair
Securities Available for Sale	Losses	Value	Losses	Value
U.S. government-sponsored agency MBS	$8,172	$2,388,919	$0	$0
State and local governments	14,144	817,753	177,914	1,808,504
Residential mortgage-backed securities	0	0	2,165,712	5,359,064
Total securities available for sale	$22,316	$3,206,672	$2,343,626	$7,167,568

December 31, 2010	Less Than Twelve Months		Over Twelve Months
	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair
Securities Available for Sale	Losses	Value	Losses	Value
U.S. government-sponsored agency MBS	$41,020	$5,082,159	$0	$0
State and local governments	67,071	3,284,508	427,914	1,592,771
Residential mortgage-backed securities	628,597	2,796,779	1,152,465	4,110,985
Total securities available for sale	$736,688	$11,163,446	$1,580,379	$5,703,756

All securities with unrealized losses are assessed to determine if the impairment is other-than-temporary. Factors that are evaluated include the mortgage loan types supporting the securities, delinquency and foreclosure rates, credit support, weighted average loan-to-value, and year of origination, among others.

Currently, a quarterly analysis by a third party is performed on three residential mortgage-backed securities secured by non-traditional loan types in order to determine whether they are other-than-temporarily impaired ("OTTI"). The purpose of the third party evaluation is to determine if the present value of the expected cash flows is less than the amortized costs, thereby resulting in credit loss, in accordance with the authoritative accounting guidance under FASB ASC Topic 320. The third party determines an estimated fair value for each security based on discounted cash flow analyses. The estimates are based on the following key valuation assumptions - collateral cash flows, prepayment assumptions, default rates, loss severity, liquidation lag, bond waterfall and internal rate of return. Since there is currently no active secondary market for these types of securities due to the non-traditional loan types supporting the securities, these valuations are considered Level 3 inputs as defined in Note 16 - Fair Value Measurements. Additional securities may be analyzed in the future if deemed necessary to determine whether they are OTTI and if so, if any possible credit loss exists.

Two of the three securities supported by non-traditional loan types were previously found to have credit losses since a portion of the unrealized losses is due to an expected cash flow shortfall. As such, these securities were determined to be OTTI. DBI does not intend to sell the investments and it is not more likely than not that DBI will be required to sell the securities before the anticipated recovery of their remaining amortized cost bases, which may be maturity. The analysis on the third security did not reveal any credit loss nor was the security found to be OTTI. The total credit loss that was recognized in earnings through December 31, 2010 was $0.4 million. The analyses performed during 2011 resulted in an additional $0.2 million of credit loss that was recorded through the income statement on one of the two OTTI securities. Unrealized losses on the three securities analyzed by the third party were recognized through accumulated other comprehensive loss on the consolidated statement of financial condition as of December 31, 2011, net of tax, in the amount of $1.3 million, compared to $1.1 million for the three securities as of December 31, 2010.

The unrealized losses on the remainder of the residential mortgage-backed securities are due to the distressed and illiquid markets for collateralized mortgage obligations. The securities are investments in senior tranches with adequate credit support from subordinate tranches, are supported by traditional mortgage loans that originated between 2002 and 2005, have low delinquency and foreclosure rates, and reasonable loan-to-value ratios. DBI does not consider these investments to be OTTI at December 31, 2011. Changes in credit losses recognized for securities with OTTI were as follows:

	December 31,
	2011	2010
Credit losses recognized in earnings, beginning of period	($432,488)	($312,716)
Credit losses for OTTI not previously recognized	(204,757)	(119,772)
Credit losses recognized in earnings, end of period	($637,245)	($432,488)

There were no issuers of securities for which a significant concentration of investments (greater than 10 percent of stockholders' equity) was held as of December 31, 2011.

Investment securities with an amortized cost of $8.5 million and $8.0 million, and an estimated fair value of $8.7 million and $8.2 million at December 31, 2011 and 2010, respectively were pledged to secure public deposits and for other purposes required or permitted by law.